Expense Example (Invesco V.I. Global Real Estate Fund, Series II shares, Invesco V.I. Global Real Estate Fund, USD $)	12 Months Ended
May 02, 2011
Invesco V.I. Global Real Estate Fund | Series II shares, Invesco V.I. Global Real Estate Fund
Example
Expense Example, By Year, Column [Text]	Series II
1 Year	$ 148
3 Years	459
5 Years	792
10 Years	$ 1,735